                             NATIONWIDE(R) [LOGO]

                                NATIONWIDE(R)
                                   VARIABLE
                                  ACCOUNT-5

                                ANNUAL REPORT

                                      TO

                               CONTRACT OWNERS

                              DECEMBER 31, 2000

                      NATIONWIDE LIFE INSURANCE COMPANY
                         HOME OFFICE: COLUMBUS, OHIO

                              NATIONWIDE(R) [LOGO]

                       NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                    [PHOTO]

                              PRESIDENT'S MESSAGE

We are pleased to bring you the 2000 annual report of the Nationwide Variable Account-5.

The red-hot technology sector finally cooled in 2000. The lofty valuations these stocks achieved in the late 1990s were restored to more reasonable levels. The NASDAQ was off over 39% and suffered its worst decline in nearly thirty years. Though not as drastic, the other major market indices were also off for the year. Softening corporate earnings of the long anticipated economic contraction helped trigger this market pullback.

Early this year the Federal Reserve aggressively responded to the slowing economy with two half-percentage-point reductions in short-term interest rates. And, further easing by the Fed is expected. The new administration in Washington D.C. is expected to supply further economic stimulus through a broad-based income tax reduction. While we can offer no guarantee of future market performance, history tells us this combination of favorable monetary and fiscal policy sets the stage for higher equity markets twelve to eighteen months out.

The varied array of investment options offered through your variable contract allow you to diversify your holdings to meet the changing economic and market conditions. We are pleased you have selected Nationwide and our investment products to help you achieve your long-term planning and retirement goals.


                              /s/ Joseph J. Gasper

                          Joseph J. Gasper, President
                                Februray 16, 2001


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

HOW TO READ THE ANNUAL REPORT

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available than those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-5. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-321-9332 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2000. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for money market fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for money market fund shares redeemed by contract owners but not yet deducted from Total investments.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of Contract owners' equity by fund series may be found on page 11. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 5 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from INVESTMENT ACTIVITY for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes INVESTMENT ACTIVITY for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the EQUITY TRANSACTIONS section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money. The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which when added to the beginning Contract owners' equity equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 9, provide further disclosures about the variable account and its underlying contract provisions.

                         NATIONWIDE VARIABLE ACCOUNT-5

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 2000

Assets:
   Investments at fair value:
      American Century VP - American Century VP Balanced (ACVPBal)
         62,491 shares (cost $446,418) ....................................................................     $   370,285
      American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
         80,066 shares (cost $911,103) ....................................................................       1,263,436
      Dreyfus Stock Index Fund (DryStkIx)
         54,324 shares (cost $1,741,490) ..................................................................       1,847,012
      Fidelity VIP - Equity-Income Portfolio: Initial Class (FidVIPEI)
         125,748 shares (cost $2,854,278) .................................................................       3,209,085
      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         19,792 shares (cost $223,224) ....................................................................         226,420
      Nationwide SAT - Money Market Fund (NSATMyMkt)
         200,367 shares (cost $200,367) ...................................................................         200,367
      Nationwide SAT - Total Return Fund (NSATTotRe)
         138,773 shares (cost $2,065,250) .................................................................       1,615,323
      Neuberger Berman AMT - Balanced Portfolio (NBAMTBal)
         48,939 shares (cost $852,290) ....................................................................         845,665
                                                                                                                -----------
            Total investments .............................................................................       9,577,593
   Accounts receivable ....................................................................................           -
                                                                                                                -----------
            Total assets ..................................................................................       9,577,593
Accounts payable ..........................................................................................          19,753
                                                                                                                -----------
Contract owners' equity (note 4) ..........................................................................     $ 9,557,840
                                                                                                                ===========

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-5
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

                                                 Total          ACVPAdv          ACVPBal        ACVPCapAp       DryStkix
                                            --------------    ------------    ------------    ------------     -----------
INVESTMENT ACTIVITY:
  Reinvested dividends...................   $      189,679          11,021              56               -          23,991
  Mortality and expense risk charges
    (note 2).............................         (164,926)         (3,172)         (2,107)        (21,092)        (35,327)
                                            --------------    ------------    ------------    ------------     -----------
    Net investment activity..............           24,753           7,849          (2,051)        (21,092)        (11,336)
                                            --------------    ------------    ------------    ------------     -----------

  Proceeds from mutual funds shares sold.        7,039,141         510,156          33,170         604,403       1,477,638
     Cost of mutual fund shares sold.....       (5,228,358)       (507,583)        (32,400)       (370,524)       (812,663)
                                            --------------    ------------    ------------    ------------     -----------
    Realized gain (loss) on investments..        1,810,783           2,573             770         233,879         664,975
  Change in unrealized gain (loss)
    on investments.......................       (3,009,188)       (128,256)         (9,541)       (121,049)       (925,201)
                                            --------------    ------------    ------------    ------------     -----------
    Net gain (loss) on investments.......       (1,198,405)       (125,683)         (8,771)        112,830        (260,226)
                                            --------------    ------------    ------------    ------------     -----------
  Reinvested capital gains...............        1,184,344          68,704              35          47,256          31,186
                                            --------------    ------------    ------------    ------------     -----------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations........................   $       10,692         (49,130)        (10,787)        138,994        (240,376)
                                            ==============    ============    ============    ============     ===========

                                              FidVIPEI         NSATGvtBd       NSATMyMkt       NSATTotRe         NBAMTBal
                                            --------------    ------------    ------------    ------------     -----------
INVESTMENT ACTIVITY:
  Reinvested dividends...................   $       75,054          29,818          18,097          12,923          18,719
  Mortality and expense risk charges
    (note 2)                                       (49,188)         (7,241)         (4,092)        (28,750)        (13,957)
                                            --------------    ------------    ------------    ------------     -----------
    Net investment activity..............           25,866          22,577          14,005         (15,827)          4,762
                                            --------------    ------------    ------------    ------------     -----------

  Proceeds from mutual funds shares sold.        1,886,051         507,662         459,131       1,186,548         374,382
     Cost of mutual fund shares sold.....       (1,506,004)       (495,798)       (459,131)       (737,436)       (306,819)
                                            --------------    ------------    ------------    ------------     -----------
    Realized gain (loss) on investments..          380,047          11,864               -         449,112          67,563
  Change in unrealized gain (loss)
    on investments.......................         (495,074)         24,809               -      (1,091,553)       (263,323)
                                            --------------    ------------    ------------    ------------     -----------
    Net gain (loss) on investments.......         (115,027)         36,673               -        (642,441)       (195,760)
                                            --------------    ------------    ------------    ------------     -----------
  Reinvested capital gains...............          282,762               -               -         606,170         148,231
                                            --------------    ------------    ------------    ------------     -----------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations........................   $      193,601          59,250          14,005         (52,098)        (42,767)
                                            ==============    ============    ============    ============     ===========

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-5
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                         Total                          ACVPAdv
                                              ---------------------------     ---------------------------
                                                 2000            1999            2000            1999
                                             -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Net investment income..................  $        24,753          26,185           7,849           6,494
  Realized gain (loss) on investments....        1,810,783         681,748           2,573           9,484
  Change in unrealized gain (loss)
    on investments.......................       (3,009,188)        709,898        (128,256)         14,582
  Reinvested capital gains...............        1,184,344         347,641          68,704          29,181
                                            --------------  --------------  --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................           10,692       1,765,472         (49,130)         59,741
                                            --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................        1,140,030       1,404,429          44,999          91,976
  Transfers between funds................                -               -        (377,842)         (8,899)
  Redemptions............................       (6,213,926)     (2,208,252)       (187,096)        (38,641)
  Annuity benefits ......................          (13,801)        (11,465)           (563)              -
  Annual contract maintenance charges
    (note 2).............................          (16,028)        (15,676)           (255)           (416)
  Contingent deferred sales charges
    (note 2).............................          (74,342)        (27,158)         (3,144)           (552)
  Adjustments to maintain reserves.......           50,939            (328)         60,252               1
                                            --------------  --------------  --------------  --------------
      Net equity transactions............       (5,127,128)       (858,450)       (463,649)         43,469
                                            --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....       (5,116,436)        907,022        (512,779)        103,210
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................       14,674,276      13,767,254         512,779         409,569
                                            --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD.... $      9,557,840      14,674,276               -         512,779
                                            ==============  ==============  ==============  ==============
CHANGES IN UNITS:

  Beginning units........................          483,668         520,235          25,005          22,622
                                            --------------  --------------  --------------  --------------
  Units purchased........................           93,310          74,902           2,148           4,061
  Units redeemed.........................         (240,366)       (111,469)        (27,153)         (1,678)
                                            --------------  --------------  --------------  --------------
  Ending units...........................          336,612         483,668               -          25,005
                                            ==============  ==============  ==============  ==============

                                                       ACVPBal                         ACVPCapAp
                                             ---------------------------      ---------------------------
                                                2000            1999             2000            1999
                                            -------------   -------------   -------------    -------------
INVESTMENT ACTIVITY:
  Net investment income..................  $       (2,051)              (4)        (21,092)        (13,846)
  Realized gain (loss) on investments....             770                -         233,879         (41,928)
  Change in unrealized gain (loss)
    on investments.......................          (9,541)              83        (121,049)        611,355
  Reinvested capital gains...............              35                -          47,256               -
                                            -------------   --------------  --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................         (10,787)              79         138,994         555,581
                                            -------------   --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................           7,930              737         148,049         129,460
  Transfers between funds................         390,448              882         150,516         (33,162)
  Redemptions............................         (30,796)               -        (572,380)       (251,195)
  Annuity benefits ......................               -                -          (4,728)         (1,298)
  Annual contract maintenance charges
    (note 2).............................            (179)               -          (1,803)         (1,408)
  Contingent deferred sales charges
    (note 2).............................            (349)               -          (8,180)         (3,571)
  Adjustments to maintain reserves.......           1,632              545          29,299              (2)
                                            -------------   --------------  --------------  --------------
      Net equity transactions............         368,686            2,164        (259,227)       (161,176)
                                            -------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....         357,899            2,243        (120,233)        394,405
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................           2,243                -       1,413,040       1,018,635
                                            -------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....  $      360,142            2,243       1,292,807       1,413,040
                                            =============   ==============  ==============  ==============
CHANGES IN UNITS:

  Beginning units........................             212                -          60,117          70,399
                                            -------------   --------------  --------------  --------------
  Units purchased........................          40,326              212          12,136          10,057
  Units redeemed.........................          (5,279)               -         (21,889)        (20,339)
                                            -------------   --------------  --------------  --------------
  Ending units...........................          35,259              212          50,364          60,117
                                            =============   ==============  ==============  ==============

NATIONWIDE VARIABLE ACCOUNT-5
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                       DryStkix                        FidVIPEI
                                              ---------------------------     ---------------------------
                                                 2000            1999            2000            1999
                                             -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:

  Net investment income..................  $       (11,336)         (6,287)         25,866           8,665
  Realized gain (loss) on investments....          664,975         194,766         380,047         366,091
  Change in unrealized gain (loss)
    on investments.......................         (925,201)        286,267        (495,074)       (290,369)
  Reinvested capital gains...............           31,186          26,994         282,762         165,518
                                            --------------  --------------  --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................         (240,376)        501,740         193,601         249,905
                                            --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................          341,586         343,219         225,925         366,209
  Transfers between funds................           74,985         207,012        (218,158)       (142,675)
  Redemptions............................       (1,458,054)       (334,518)     (1,657,440)       (803,279)
  Annuity benefits ......................             (386)              -          (1,617)         (2,387)
  Annual contract maintenance charges
    (note 2).............................           (3,140)         (2,467)         (5,005)         (5,734)
  Contingent deferred sales charges
    (note 2).............................          (15,039)         (4,202)        (19,379)         (9,339)
  Adjustments to maintain reserves.......           29,129            (531)        (14,082)            (43)
                                            --------------  --------------  --------------  --------------
      Net equity transactions............       (1,030,919)        208,513      (1,689,756)       (597,248)
                                            --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....       (1,271,295)        710,253      (1,496,155)       (347,343)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................        3,147,402       2,437,149       4,692,366       5,039,709
                                            --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD.... $      1,876,107       3,147,402       3,196,211       4,692,366
                                            ==============  ==============  ==============  ==============
CHANGES IN UNITS:

  Beginning units........................           95,348          87,886         196,654         221,658
                                            --------------  --------------  --------------  --------------
  Units purchased........................           14,084          21,638           9,820          17,024
  Units redeemed.........................          (46,922)        (14,176)        (80,924)        (42,028)
                                            --------------  --------------  --------------  --------------
  Ending units...........................           62,510          95,348         125,550         196,654
                                            ==============  ==============  ==============  ==============

                                                     NSATGvtBd                        NSATMyMkt
                                            ---------------------------      ---------------------------
                                               2000            1999             2000            1999
                                            ------------   -------------   -------------    -------------
INVESTMENT ACTIVITY:

  Net investment income..................  $      22,577           26,587          14,005          18,555
  Realized gain (loss) on investments....         11,864            9,486               -               -
  Change in unrealized gain (loss)
    on investments.......................         24,809          (62,442)              -               -
  Reinvested capital gains...............              -            1,216               -               -
                                            ------------   --------------  --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................         59,250          (25,153)         14,005          18,555
                                            ------------   --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................         22,046           44,344         122,546          95,924
  Transfers between funds................          7,024          (65,573)        (57,544)         74,995
  Redemptions............................       (487,526)         (46,816)       (386,537)       (164,084)
  Annuity benefits ......................         (2,425)          (3,484)              -               -
  Annual contract maintenance charges
    (note 2).............................           (415)            (454)           (914)           (790)
  Contingent deferred sales charges
    (note 2).............................         (3,596)            (734)         (8,269)         (1,587)
  Adjustments to maintain reserves.......        (23,323)             (98)             14             (25)
                                            ------------   --------------  --------------  --------------
      Net equity transactions............       (488,215)         (72,815)       (330,704)          4,433
                                            ------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....       (428,965)         (97,968)       (316,699)         22,988
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................        632,227          730,195         517,079         494,091
                                            ------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....  $     203,262          632,227         200,380         517,079
                                            ============   ==============  ==============  ==============
CHANGES IN UNITS:

  Beginning units........................         17,924           19,940          22,769          22,515
                                            ------------   --------------  --------------  --------------
  Units purchased........................          1,138            1,861           5,553          10,344
  Units redeemed.........................        (13,760)          (3,877)        (19,891)        (10,090)
                                            ------------   --------------  --------------  --------------
  Ending units...........................          5,302           17,924           8,431          22,769
                                            ============   ==============  ==============  ==============

                                                                                               (Continued)

NATIONWIDE VARIABLE ACCOUNT-5
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                       NSATTotRe                       NBAMTBal
                                              ---------------------------     ---------------------------
                                                 2000            1999            2000            1999
                                             -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:

  Net investment income..................  $       (15,827)        (18,328)          4,762           4,349
  Realized gain (loss) on investments....          449,112         146,366          67,563          (2,517)
  Change in unrealized gain (loss)
    on investments.......................       (1,091,553)        (78,976)       (263,323)        229,398
  Reinvested capital gains...............          606,170         100,254         148,231          24,478
                                            --------------  --------------  --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................          (52,098)        149,316         (42,767)        255,708
                                            --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................          138,632         191,766          88,317         140,794
  Transfers between funds................          (65,111)        (10,860)         95,682         (21,720)
  Redemptions............................       (1,088,728)       (282,571)       (345,369)       (287,148)
  Annuity benefits ......................                -               -          (4,082)         (4,296)
  Annual contract maintenance charges
    (note 2).............................           (2,981)         (3,096)         (1,336)         (1,311)
  Contingent deferred sales charges
    (note 2).............................          (13,079)         (4,435)         (3,307)         (2,738)
  Adjustments to maintain reserves.......              147              (2)        (32,129)           (173)
                                            --------------  --------------  --------------  --------------
      Net equity transactions............       (1,031,120)       (109,198)       (202,224)       (176,592)
                                            --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....       (1,083,218)         40,118        (244,991)         79,116
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................        2,698,650       2,658,532       1,058,490         979,374
                                            --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD.... $      1,615,432       2,698,650         813,499       1,058,490
                                            ==============  ==============  ==============  ==============
CHANGES IN UNITS:

  Beginning units........................           27,769          28,875          37,870          46,340
                                            --------------  --------------  --------------  --------------
  Units purchased........................            1,653           2,204           6,452           7,501
  Units redeemed.........................          (12,221)         (3,310)        (12,327)        (15,971)
                                            --------------  --------------  --------------  --------------
  Ending units...........................           17,201          27,769          31,995          37,870
                                            ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

                         NATIONWIDE VARIABLE ACCOUNT-5
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2000 AND 1999

(1)  Summary of Significant Accounting Policies

     (a) Organization and Nature of Operations

         Nationwide Variable Account-5 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on November 1, 1989. The Account has been registered as a unit investment trust under the Investment Company Act of 1940. On December 31, 1993, the accumulation unit values for each fund sub-account of Nationwide Variable Account-5 were established at a unit value equal to the accumulation unit values of the corresponding fund sub-account of the Nationwide Multi-Flex Variable Account. The first deposits were received by the Account on May 4, 1994.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses. Contract owners in either the accumulation or payout phase may invest in any of the following:

              Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
                American Century VP - American Century VP Advantage (ACVPAdv)
                American Century VP - American Century VP Balanced (ACVPBal)
                American Century VP - American Century VP Capital Appreciation (ACVPCapAp)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolio of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio: Initial Class (FidVIPEI)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - Money Market Fund (NSATMyMkt)
                Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolio of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);
                Neuberger Berman AMT - Balanced Portfolio (NBAMTBal)

         At December 31, 2000, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-5
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2000. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Calculation of Annuity Reserves

         Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units; and (b) a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)  Financial Highlights

     The following is a summary of units outstanding, unit fair values and contract owners' equity for variable annuity contracts as of the end of the period indicated, and the expense ratios and total return for each of the years in the five year period ended December 31, 2000.

     The following is a summary for 2000:

                                                                     Unit           Contract                        Total
                                                      Units       Fair Value     Owners' Equity      Expenses*    Return**
                                                   -----------    -----------   ----------------    ----------    ---------
      Contracts in accumulation phase:
        American Century VP -
        American Century VP Balanced:
         Tax qualified ..........................     20,859     $ 10.165458        $   212,041          1.26%      (3.91)%
         Non-tax qualified ......................     14,400       10.165458            146,383          1.26%      (3.91)%

        American Century VP -
        American Century VP Capital Appreciation:
         Tax qualified ..........................     46,970       25.029137          1,175,619          1.59%       7.62%
         Non-tax qualified ......................      3,394       25.029137             84,949          1.59%       7.62%

        Dreyfus Stock Index Fund:
         Tax qualified ..........................      54,308       29.558751          1,605,277          1.41%     (10.45)%
         Non-tax qualified ......................       8,202       29.558751            242,441          1.41%     (10.45)%

        Fidelity VIP - Equity-Income Portfolio: Initial Class
         Tax qualified ..........................     110,998       25.434075          2,823,131          1.33%       7.02%
         Non-tax qualified ......................      14,552       25.434075            370,117          1.33%       7.02%

        Nationwide SAT - Government Bond Fund:
         Tax qualified ..........................       5,059       37.487059            189,647          1.80%      11.08%
         Non-tax qualified ......................         244       37.500904              9,150          1.80%      11.08%

        Nationwide SAT - Money Market Fund:
         Tax qualified ..........................       8,431       23.767044            200,380          1.14%       4.66%

        Nationwide SAT - Total Return Fund:
         Tax qualified ..........................      14,121       94.390507          1,332,888          1.33%      (3.39)%
         Non-tax qualified ......................       3,082       91.675550            282,544          1.33%      (3.39)%

        Neuberger Berman AMT - Balanced Portfolio:
         Tax qualified ..........................      28,708       25.233374            724,400          1.53%      (5.78)%
         Non-tax qualified ......................       3,287       25.233374             82,942          1.53%      (5.78)%
                                                      =======       =========

        Reserves for annuity contracts in payout phase:
         Tax qualified ..........................                                         75,931
                                                                                     -----------
                                                                                     $ 9,557,840
                                                                                     ===========

     The following is a summary for 1999:

        American Century VP -
        American Century VP Advantage:
          Tax qualified .........................      17,347     $ 20.506237        $   355,722          1.26%      13.27%
          Non-tax qualified .....................       7,659       20.506237            157,057          1.26%      13.27%

        American Century VP -
        American Century VP Balanced:
          Tax qualified .........................        212       10.579044              2,243          1.25%***    8.70%***

        American Century VP -
        American Century VP Capital Appreciation:
          Tax qualified .........................      53,128       23.256156          1,235,553          1.15%      62.39%
          Non-tax qualified .....................       6,988       23.256156            162,514          1.15%      62.39%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-5
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                     Unit           Contract                        Total
                                                      Units       Fair Value     Owners' Equity      Expenses*    Return**
                                                   -----------    -----------   ----------------    ----------    ---------
        Dreyfus Stock Index Fund:
         Tax qualified ........................        79,884       33.009632          2,636,941          1.33%      19.04%
         Non-tax qualified ....................        15,464       33.009632            510,461          1.33%      19.04%

        Fidelity VIP - Equity-Income Portfolio:
         Tax qualified ........................       169,372       23.766053          4,205,304          1.37%       4.95%
         Non-tax qualified ....................        27,282       23.766053            648,385          1.37%       4.95%

        Nationwide SAT - Government Bond Fund:
         Tax qualified ........................         8,195       33.746688            276,554          1.35%      (3.62)%
         Non-tax qualified ....................         9,730       33.759140            328,476          1.35%      (3.62)%

        Nationwide SAT - Money Market Fund:
         Tax qualified ........................        22,769       22.709765            517,079          1.40%       3.49%

        Nationwide SAT - Total Return Fund:
         Tax qualified ........................        22,633       97.698445          2,211,209          1.35%       5.55%
         Non-tax qualified ....................         5,137       94.888344            487,441          1.35%       5.55%

        Neuberger & Berman AMT - Balanced Portfolio:
         Tax qualified ........................        35,005       26.782503            937,522          1.24%      31.83%
         Non-tax qualified ....................         2,866       26.782503             76,759          1.24%      31.83%
                                                      =======       =========

        Reserves for annuity contracts in payout phase:
         Tax qualified                                                                   105,056
                                                                                     -----------
                                                                                     $14,674,276
                                                                                     ===========

     The following is a summary for 1998:

        American Century VP -
        American Century VP Advantage:
         Tax qualified ........................        14,879     $ 18.104123        $   269,371          1.31%      15.67%
         Non-tax qualified ....................         7,744       18.104123            140,198          1.31%      15.67%

        American Century VP -
        American Century VP Capital Appreciation:
         Tax qualified ........................        62,745       14.321327            898,592          1.18%      (3.43)%
         Non-tax qualified ....................         7,654       14.321327            109,615          1.18%      (3.43)%

        Dreyfus Stock Index Fund:
         Tax qualified ........................        72,241       27.730490          2,003,278          1.21%      26.55%
         Non-tax qualified ....................        15,646       27.730490            433,871          1.21%      26.55%

        Fidelity VIP - Equity-Income Portfolio:
         Tax qualified ........................       191,664       22.645632          4,340,352          1.27%      10.18%
         Non-tax qualified ....................        29,994       22.645632            679,233          1.27%      10.18%

        Nationwide SAT - Government Bond Fund:
         Tax qualified ........................        10,242       35.013105            358,604          1.29%       7.49%
         Non-tax qualified ....................         9,698       35.026017            339,682          1.29%       7.49%

        Nationwide SAT - Money Market Fund:
         Tax qualified ........................        22,515       21.944976            494,091          1.31%       3.90%

        Nationwide SAT - Total Return Fund:
         Tax qualified ........................        23,578       92.558757          2,182,350          1.24%      16.54%
         Non-tax qualified ....................         5,297       89.896489            476,182          1.24%      16.54%


                         NATIONWIDE VARIABLE ACCOUNT-5
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                     UNIT           CONTRACT                        TOTAL
                                                      UNITS       FAIR VALUE     OWNERS' EQUITY      EXPENSES*    RETURN**
                                                   -----------    -----------   ----------------    ----------    ---------
        Neuberger & Berman AMT - Balanced Portfolio:
         Tax qualified.........................        43,424       20.316082            882,206          1.23%      10.72%
         Non-tax qualified.....................         2,916       20.316082             59,242          1.23%      10.72%
                                                      =======       =========

        Reserves for annuity contracts in payout phase:
         Tax qualified.........................                                          100,387
                                                                                     -----------
                                                                                     $13,767,254
                                                                                     ===========

     The following is a summary for 1997:

        American Century VP -
        American Century VP Advantage:
          Tax qualified........................        11,122     $ 15.651770        $   174,079          1.28%      11.36%
          Non-tax qualified....................         7,682       15.651770            120,237          1.28%      11.36%

        American Century VP -
        American Century VP Capital Appreciation:
          Tax qualified........................        80,973       14.829811          1,200,814          1.28%      (4.52)%
          Non-tax qualified....................        10,383       14.829811            153,978          1.28%      (4.52)%

        Dreyfus Stock Index Fund:
         Tax qualified.........................        76,005       21.913276          1,665,519          1.39%      31.23%
         Non-tax qualified.....................        14,986       21.913276            328,392          1.39%      31.23%

        Fidelity VIP - Equity-Income Portfolio:
         Tax qualified.........................       217,475       20.553936          4,469,967          1.33%      26.44%
         Non-tax qualified.....................        36,442       20.553936            749,027          1.33%      26.44%

        Nationwide SAT - Government Bond Fund:
         Tax qualified.........................        15,010       32.572519            488,914          1.30%       8.24%
         Non-tax qualified.....................         9,788       32.584532            318,937          1.30%       8.24%

        Nationwide SAT - Money Market Fund:
         Tax qualified.........................        25,727       21.120495            543,367          1.33%       3.89%

        Nationwide SAT - Total Return Fund:
         Tax qualified.........................        28,700       79.422176          2,279,416          1.36%      27.75%
         Non-tax qualified.....................         5,568       77.137765            429,503          1.36%      27.75%

        Neuberger & Berman AMT - Balanced Portfolio:
         Tax qualified.........................        50,098       18.349145            919,255          1.31%      17.90%
         Non-tax qualified.....................         3,132       18.349145             57,470          1.31%      17.90%
                                                     ========  ==============          ---------
                                                                                     $13,898,875
                                                                                       ---------

     The following is a summary for 1996:

        Dreyfus Stock Index Fund:
         Tax qualified.........................        48,939     $ 16.698256        $   817,196          1.30%      20.94%
         Non-tax qualified.....................        13,798       16.698256            230,403          1.30%      20.94%

        Fidelity VIP - Equity-Income Portfolio:
         Tax qualified.........................       193,347       16.255386          3,142,930          1.32%      12.79%
         Non-tax qualified.....................        39,032       16.255386            634,480          1.32%      12.79%

        Nationwide SAT - Government Bond Fund:
         Tax qualified.........................        13,708       30.092479            412,508          1.29%       2.13%
         Non-tax qualified.....................         9,816       30.103580            295,497          1.29%       2.13%

                                                                                                                (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-5
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                     Unit           Contract                        TOTAL
                                                      Units       Fair Value     Owners' Equity      Expenses*    RETURN**
                                                   -----------    -----------   ----------------    ----------    ---------
        Nationwide SAT - Money Market Fund:
         Tax qualified.............................    18,943       20.329483            385,101          1.32%       3.74%
         Non-tax qualified.........................       300       22.088348              6,627          1.32%       3.74%

        Nationwide SAT - Total Return Fund:
         Tax qualified.............................    25,126       62.170693          1,562,101          1.31%      20.25%
         Non-tax qualified.........................     5,547       60.382482            334,942          1.31%      20.25%

        Neuberger & Berman AMT - Balanced Portfolio:
         Tax qualified.............................    47,651       15.563120            741,598          1.32%       5.49%
         Non-tax qualified.........................     5,995       15.563120             93,301          1.32%       5.49%

        TCI Portfolios - TCI Advantage:
         Tax qualified.............................     9,351       14.055040            131,429          1.32%       7.82%
         Non-tax qualified.........................     8,099       14.055040            113,832          1.32%       7.82%

        TCI Portfolios - TCI Growth:
         Tax qualified.............................    77,626       15.531281          1,205,631          1.36%      (5.57)%
         Non-tax qualified.........................    14,026       15.531281            217,842          1.36%      (5.57)%
                                                       ======       =========      -------------
                                                                                   $  10,325,418
                                                                                   =============

* This represents expenses as a percentage of the average net assets of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the annual total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented.

*** Annualized as this investment option was not utilized for the entire period indicated.

                          Independent Auditors' Report
                          ----------------------------


The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of Nationwide Variable Account-5:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-5 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2000, and the related statements of operations for the year then ended, the statements of changes in contract owners' equity for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000, the results of its operations for the year then ended, its changes in contract owners' equity for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 16, 2001

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220


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Nationwide(R) is a registered federal service mark of Nationwide Mutual
Insurance Company